Components of Other Comprehensive Earnings	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Components of Other Comprehensive Earnings
Components of Other Comprehensive Earnings

The following table shows accumulated other comprehensive earnings ("AOCE") attributable to FIS by component, net of tax, for the year ended December 31, 2014 (in millions):

		Foreign
	Interest Rate	Currency
	Swap	Translation
	Contracts	Adjustments	Other	Total
Balances, December 31, 2013	$(2.4)	$(3.0)	$(4.5)	$(9.9)
Other comprehensive gain/(loss) before reclassifications	(2.2)	(92.2)	(6.8)	(101.2)
Amounts reclassified from AOCE	3.9	—	—	3.9
Net current period AOCE attributable to FIS	1.7	(92.2)	(6.8)	(97.3)
Balances, December 31, 2014	$(0.7)	$(95.2)	$(11.3)	$(107.2)

The amount reclassified from AOCE for interest rate swap contracts includes $6.3 million recorded as interest expense, reduced by a related $2.4 million provision for income taxes. See Note 14 for the tax provision associated with each component of other comprehensive income.